OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2026
Comperhensive Income Tables Abstract
Schedule of Accumulated Other Comprehensive Loss
	Six months ended June 30, 2026
	Foreign currency translation adjustments	Unrealized gain on cash flow hedges	Total

Beginning balance	$(6,509)	$2,741	$(3,768)

Other comprehensive income before reclassifications	345	1,076	1,421
Amounts reclassified from accumulated other comprehensive income	-	(3,817)	(3,817)

Net current-period other comprehensive income (loss)	345	(2,741)	(2,396)

Ending balance	$(6,164)	$-	$(6,164)